Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in liabilities from financing activities
35.	Changes in liabilities from financing activities

	2018
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	969,353	9,642,021	1,371	10,612,745
Changes in cash flow from financing activities	(969,353)	110,250	(279)	(859,382)
Amortization of loan fees	—	37,247	—	37,247

December 31	—	9,789,518	1,092	9,790,610

	2019
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,789,518	1,092	—	9,790,610
Effects on initial application of IFRS 16	—	—	884,275	884,275

Adjusted balance at January 1	9,789,518	1,092	884,275	10,674,885
Changes in cash flow from financing activities	(756,450)	3	(48,161)	(804,608)
Adjustment to right-of-use assets	—	—	(148,512)	(148,512)
Reclassification to payable on equipment from lease liabilities	—	—	(9,000)	(9,000)
Amortization of loan fees	8,577	—	—	8,577
Amortization of interest expense	—	—	14,349	14,349

December 31	9,041,645	1,095	692,951	9,735,691

	2020
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	9,041,645	1,095	692,951	9,735,691
Changes in cash flow from financing activities	(1,326,857)	575	(84,928)	(1,411,210)
Adjustment to right-of-use assets	—	—	249,030	249,030
Reclassification	—	20,000	—	20,000
Amortization of loan fees	7,581	—	—	7,581
Amortization of interest expense	11,196	—	13,442	24,638

December 31	7,733,565	21,670	870,495	8,625,730